Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2026	Mar. 31, 2025
Common Class A [Member]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	25,000,000	25,000,000
Common stock, shares, issued	11,371,120	7,633,620
Common stock, shares, outstanding	10,616,741	7,633,620
Treasury stock, common shares	754,379
Common Class B [Member]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	25,000,000	25,000,000
Common stock, shares, issued	20,366,380	20,366,380
Common stock, shares, outstanding	20,366,380	20,366,380